Stockholders' Equity (Deficit) - Stock Options, Valuation Assumption (Details)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Equity [Abstract]
Risk-free interest rate, minimum	1.85%	1.23%
Risk-free interest rate, maximum	1.95%	2.00%
Expected term (years)	6 years 3 months	6 years 3 months
Volatility, minimum	47.10%	44.60%
Volatility, maximum	56.30%
Expected dividend yield	0.00%	0.00%